Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes to the consolidated statements of income
Foreign exchange gains	€ 61,676	€ 72,140
Gains on or from right-of-use assets, the sale of fixed assets, the sale of clinics and investments	3,144	13,625
Revaluation of certain investments	15,197	19,286
Income from strategic transactions and programs	3,106
Other	30,376	12,420
Other operating income	113,499	117,471
Foreign exchange losses	70,415	84,403
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	2,064	10,539
Expenses from strategic transactions and programs	154,955	83,439
Other	19,101	16,895
Other operating expense	€ 246,535	€ 195,276